Schedule of future minimum rental payments for operating leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases
2024	¥ 86
Thereafter
Total lease payments	86
Less: imputed interest
Present value of lease liabilities	¥ 86	¥ 828